Operating Segments - Information about Reportable Segments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenues	₩ 77,056,549	₩ 85,003,616	₩ 76,009,201
Interest income	502,147	247,005	292,243
Interest expenses	(1,001,290)	(607,458)	(439,826)
Depreciation and amortization	(3,823,280)	(3,687,621)	(3,579,446)
Impairment loss on property, plant and equipment and others	(405,753)	(583,845)	(535,848)
Share of loss of equity-accounted investees, net	269,678	676,260	649,569
Income tax expense	(789,367)	(461,534)	(2,213,827)
Segment profits (losses)	1,846,059	3,585,957	7,175,982
Assets	101,486,316	99,021,750
Liabilities	41,887,716	40,829,853
External customers [member]
Disclosure of operating segments [line items]
Revenues	(70,648)	253,412	(323,144)
Reportable segments [member]
Disclosure of operating segments [line items]
Revenues	127,080,006	141,108,702	123,039,762
Interest income	577,336	280,741	318,241
Interest expenses	(1,180,096)	(715,683)	(514,474)
Depreciation and amortization	(3,845,492)	(3,758,804)	(3,685,343)
Impairment loss on property, plant and equipment and others	(409,552)	(259,316)	(352,586)
Share of loss of equity-accounted investees, net	(383,220)	(310,388)	(389,336)
Income tax expense	(842,059)	(2,740,420)	(2,330,427)
Segment profits (losses)	2,911,247	1,690,991	7,437,950
Assets	160,850,203	155,401,722	117,387,205
Investment in subsidiaries, associates and joint ventures	53,915,345	51,555,814	20,368,327
Acquisition of non-currentassets	7,516,879	5,630,768	3,611,804
Liabilities	51,853,327	50,114,430	46,593,859
Reportable segments [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		141,108,702	123,039,762
Interest income		280,741	318,241
Interest expenses		(715,683)	(514,474)
Depreciation and amortization		(3,758,804)	(3,685,343)
Impairment loss on property, plant and equipment and others		(259,316)	(352,586)
Share of loss of equity-accounted investees, net		(310,388)	(389,336)
Income tax expense		(2,740,420)	(2,330,427)
Segment profits (losses)		1,690,991	7,437,950
Assets		155,401,722	117,387,205
Investment in subsidiaries, associates and joint ventures		51,555,814	20,368,327
Acquisition of non-currentassets		5,630,768	3,611,804
Liabilities		50,114,430	46,593,859
Reportable segments [member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	77,127,197	84,750,204	76,332,345
Reportable segments [member] | External customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		84,750,204	76,332,345
Reportable segments [member] | Internal customers [member]
Disclosure of operating segments [line items]
Revenues	49,952,809	56,358,498	46,707,417
Reportable segments [member] | Internal customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		56,358,498	46,707,417
Reportable segments [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenues	31,891,492	36,605,360	29,160,397
Reportable segments [member] | Intersegment [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		37,338,426	29,491,494
Reportable segments [member] | Steel [member]
Disclosure of operating segments [line items]
Revenues	63,538,698	70,649,647	63,548,916
Interest income	281,530	141,047	179,841
Interest expenses	(718,937)	(446,058)	(313,769)
Depreciation and amortization	(3,044,565)	(3,036,041)	(3,000,179)
Impairment loss on property, plant and equipment and others	(305,437)	(234,904)	(249,645)
Share of loss of equity-accounted investees, net	(182,668)	(6,239)	(261,363)
Income tax expense	(595,457)	(565,353)	(2,045,079)
Segment profits (losses)	1,241,211	1,711,940	6,587,903
Assets	66,224,069	66,143,103	80,953,507
Investment in subsidiaries, associates and joint ventures	3,855,038	2,659,443	16,567,555
Acquisition of non-currentassets	3,748,163	3,287,878	2,194,346
Liabilities	24,154,043	25,111,665	25,714,577
Reportable segments [member] | Steel [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		70,649,647	63,548,916
Interest income		141,047	179,841
Interest expenses		(446,058)	(313,769)
Depreciation and amortization		(3,036,041)	(3,000,179)
Impairment loss on property, plant and equipment and others		(234,904)	(249,645)
Share of loss of equity-accounted investees, net		(6,239)	(261,363)
Income tax expense		(565,353)	(2,045,079)
Segment profits (losses)		1,711,940	6,587,903
Assets		66,143,103	80,953,507
Investment in subsidiaries, associates and joint ventures		2,659,443	16,567,555
Acquisition of non-currentassets		3,287,878	2,194,346
Liabilities		25,111,665	25,714,577
Reportable segments [member] | Steel [member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	40,393,273	44,546,966	41,093,405
Reportable segments [member] | Steel [member] | External customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		44,546,966	41,093,405
Reportable segments [member] | Steel [member] | Internal customers [member]
Disclosure of operating segments [line items]
Revenues	23,145,425	26,102,681	22,455,511
Reportable segments [member] | Steel [member] | Internal customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		26,102,681	22,455,511
Reportable segments [member] | Steel [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenues	15,293,780	18,226,727	14,940,813
Reportable segments [member] | Steel [member] | Intersegment [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		18,226,727	14,940,813
Reportable segments [member] | Green Infrastructure Trading [Member]
Disclosure of operating segments [line items]
Revenues	42,943,752	53,195,724	47,186,026
Interest income	66,398	51,869	38,454
Interest expenses	(284,056)	(202,000)	(144,470)
Depreciation and amortization	(508,161)	(495,524)	(450,962)
Impairment loss on property, plant and equipment and others	(9,826)	(23,096)	(80,318)
Share of loss of equity-accounted investees, net	(37,368)	(38,093)	(70,321)
Income tax expense	(239,164)	(249,395)	(131,534)
Segment profits (losses)	723,929	716,204	497,384
Assets	19,650,557	20,014,447	20,307,856
Investment in subsidiaries, associates and joint ventures	2,933,140	2,771,602	2,950,751
Acquisition of non-currentassets	553,955	700,425	613,472
Liabilities	11,842,508	12,736,310	13,524,868
Reportable segments [member] | Green Infrastructure Trading [Member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		49,589,760	45,290,449
Interest income		37,603	30,265
Interest expenses		(156,663)	(100,419)
Depreciation and amortization		(392,969)	(343,489)
Impairment loss on property, plant and equipment and others		(23,035)	(66,157)
Share of loss of equity-accounted investees, net		(29,541)	(70,321)
Income tax expense		(189,535)	(101,622)
Segment profits (losses)		525,500	324,888
Assets		15,693,605	16,373,409
Investment in subsidiaries, associates and joint ventures		1,821,243	2,066,688
Acquisition of non-currentassets		622,678	478,278
Liabilities		10,097,503	11,049,017
Reportable segments [member] | Green Infrastructure Trading [Member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	24,033,506	29,517,938	26,909,221
Reportable segments [member] | Green Infrastructure Trading [Member] | External customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		25,955,458	25,065,608
Reportable segments [member] | Green Infrastructure Trading [Member] | Internal customers [member]
Disclosure of operating segments [line items]
Revenues	18,910,246	23,677,786	20,276,805
Reportable segments [member] | Green Infrastructure Trading [Member] | Internal customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		23,634,302	20,224,841
Reportable segments [member] | Green Infrastructure Trading [Member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenues	8,906,571	11,148,030	10,359,407
Reportable segments [member] | Green Infrastructure Trading [Member] | Intersegment [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		11,853,034	10,653,742
Reportable segments [member] | Green Infrastructure Construction [Member]
Disclosure of operating segments [line items]
Revenues	10,267,503	8,885,491	7,412,514
Interest income	100,682	68,774	72,830
Interest expenses	(105,102)	(44,309)	(39,134)
Depreciation and amortization	(66,854)	(64,813)	(69,777)
Impairment loss on property, plant and equipment and others	(28,031)	(32)	(10)
Share of loss of equity-accounted investees, net	13,632	(2,792)	(45,778)
Income tax expense	(95,364)	(92,715)	(116,799)
Segment profits (losses)	183,453	137,911	164,276
Assets	9,631,691	8,878,530	8,136,549
Investment in subsidiaries, associates and joint ventures	481,672	565,873	538,484
Acquisition of non-currentassets	119,438	53,708	10,233
Liabilities	5,589,827	4,937,907	4,451,055
Reportable segments [member] | Green Infrastructure Construction [Member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		8,885,491	7,412,514
Interest income		68,774	72,830
Interest expenses		(44,309)	(39,134)
Depreciation and amortization		(64,813)	(69,777)
Impairment loss on property, plant and equipment and others		(32)	(10)
Share of loss of equity-accounted investees, net		(2,792)	(45,778)
Income tax expense		(92,715)	(116,799)
Segment profits (losses)		137,911	164,276
Assets		8,878,530	8,136,549
Investment in subsidiaries, associates and joint ventures		565,873	538,484
Acquisition of non-currentassets		53,708	10,233
Liabilities		4,937,907	4,451,055
Reportable segments [member] | Green Infrastructure Construction [Member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	8,301,130	7,667,696	6,398,366
Reportable segments [member] | Green Infrastructure Construction [Member] | External customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		7,667,696	6,398,366
Reportable segments [member] | Green Infrastructure Construction [Member] | Internal customers [member]
Disclosure of operating segments [line items]
Revenues	1,966,373	1,217,795	1,014,148
Reportable segments [member] | Green Infrastructure Construction [Member] | Internal customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		1,217,795	1,014,148
Reportable segments [member] | Green Infrastructure Construction [Member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenues	1,864,723	1,074,088	940,408
Reportable segments [member] | Green Infrastructure Construction [Member] | Intersegment [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		1,074,088	940,408
Reportable segments [member] | Green Infrastructure Energy and Others [Member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		7,425,508	2,916,259
Interest income		23,928	12,905
Interest expenses		(56,799)	(47,827)
Depreciation and amortization		(149,754)	(142,426)
Impairment loss on property, plant and equipment and others		(292)	(25,270)
Share of loss of equity-accounted investees, net		(8,552)	(11,874)
Income tax expense		(93,210)	(37,970)
Segment profits (losses)		293,859	182,739
Assets		6,612,825	5,459,441
Investment in subsidiaries, associates and joint ventures		957,168	886,318
Acquisition of non-currentassets		125,942	152,445
Liabilities		3,683,068	3,124,777
Reportable segments [member] | Green Infrastructure Energy and Others [Member] | External customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		3,998,959	2,061,277
Reportable segments [member] | Green Infrastructure Energy and Others [Member] | Internal customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		3,426,549	854,982
Reportable segments [member] | Green Infrastructure Energy and Others [Member] | Intersegment [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		3,442,447	828,635
Reportable segments [member] | Green Infrastructure Logistics and Others [member]
Disclosure of operating segments [line items]
Revenues	3,945,953	3,819,544	1,020,682
Interest income	15,837	9,662	4,716
Interest expenses	(14,091)	(11,462)	(3,776)
Depreciation and amortization	(54,219)	(47,199)	(34,953)
Impairment loss on property, plant and equipment and others	0	(231)	(11,109)
Share of loss of equity-accounted investees, net	0	0	(11,874)
Income tax expense	(39,250)	(33,350)	(8,058)
Segment profits (losses)	170,959	103,155	10,243
Assets	2,476,842	2,291,983	1,524,994
Investment in subsidiaries, associates and joint ventures	9,999	6,809	2,255
Acquisition of non-currentassets	137,237	48,195	17,251
Liabilities	993,071	1,044,261	648,926
Reportable segments [member] | Green Infrastructure Logistics and Others [member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	470,613	436,479	217,664
Reportable segments [member] | Green Infrastructure Logistics and Others [member] | Internal customers [member]
Disclosure of operating segments [line items]
Revenues	3,475,340	3,383,065	803,018
Reportable segments [member] | Green Infrastructure Logistics and Others [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenues	3,431,594	3,414,385	791,873
Reportable segments [member] | Green materials and energy [member]
Disclosure of operating segments [line items]
Revenues	4,821,886	3,388,760	2,089,162
Interest income	39,339	22,708	19,073
Interest expenses	(57,638)	(11,770)	(9,373)
Depreciation and amortization	(155,567)	(94,416)	(84,390)
Impairment loss on property, plant and equipment and others	(55,601)	(1,053)	(11,504)
Share of loss of equity-accounted investees, net	(67,248)
Income tax expense	13,281	(14,120)	(10,698)
Segment profits (losses)	(235,603)	109,209	111,756
Assets	10,909,515	6,652,469	4,692,597
Investment in subsidiaries, associates and joint ventures	1,550,524	600,277	188,532
Acquisition of non-currentassets	2,795,447	1,169,725	661,376
Liabilities	4,972,568	2,127,424	1,519,026
Reportable segments [member] | Green materials and energy [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		3,388,760	2,089,162
Interest income		22,708	19,073
Interest expenses		(11,770)	(9,373)
Depreciation and amortization		(94,416)	(84,390)
Impairment loss on property, plant and equipment and others		(1,053)	(11,504)
Share of loss of equity-accounted investees, net			0
Income tax expense		(14,120)	(10,698)
Segment profits (losses)		109,209	111,756
Assets		6,652,469	4,692,597
Investment in subsidiaries, associates and joint ventures		600,277	188,532
Acquisition of non-currentassets		1,169,725	661,376
Liabilities		2,127,424	1,519,026
Reportable segments [member] | Green materials and energy [member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	3,816,042	2,451,785	1,241,957
Reportable segments [member] | Green materials and energy [member] | External customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		2,451,785	1,241,957
Reportable segments [member] | Green materials and energy [member] | Internal customers [member]
Disclosure of operating segments [line items]
Revenues	1,005,844	936,975	847,205
Reportable segments [member] | Green materials and energy [member] | Internal customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		936,975	847,205
Reportable segments [member] | Green materials and energy [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenues	972,511	923,552	843,576
Reportable segments [member] | Green materials and energy [member] | Intersegment [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		923,552	843,576
Reportable segments [member] | Other reportable segment [member]
Disclosure of operating segments [line items]
Revenues	1,562,214	1,169,536	1,782,462
Interest income	73,550	(13,319)	3,327
Interest expenses	(272)	(84)	(3,952)
Depreciation and amortization	(16,126)	(20,811)	(45,082)
Impairment loss on property, plant and equipment and others	(10,657)
Share of loss of equity-accounted investees, net	(109,568)	(263,264)
Income tax expense	113,895	(1,785,487)	(18,259)
Segment profits (losses)	827,298	(1,087,428)	66,388
Assets	51,957,529	51,421,190	1,771,702
Investment in subsidiaries, associates and joint ventures	45,084,972	44,951,810	120,750
Acquisition of non-currentassets	162,639	370,837	115,126
Liabilities	4,301,310	4,156,863	735,407
Reportable segments [member] | Other reportable segment [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		1,169,536	1,782,462
Interest income		(13,319)	3,327
Interest expenses		(84)	(3,952)
Depreciation and amortization		(20,811)	(45,082)
Impairment loss on property, plant and equipment and others			0
Share of loss of equity-accounted investees, net		(263,264)	0
Income tax expense		(1,785,487)	(18,259)
Segment profits (losses)		(1,087,428)	66,388
Assets		51,421,190	1,771,702
Investment in subsidiaries, associates and joint ventures		44,951,810	120,750
Acquisition of non-currentassets		370,837	115,126
Liabilities		4,156,863	735,407
Reportable segments [member] | Other reportable segment [member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	112,633	129,340	471,732
Reportable segments [member] | Other reportable segment [member] | External customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		129,340	471,732
Reportable segments [member] | Other reportable segment [member] | Internal customers [member]
Disclosure of operating segments [line items]
Revenues	1,449,581	1,040,196	1,310,730
Reportable segments [member] | Other reportable segment [member] | Internal customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		1,040,196	1,310,730
Reportable segments [member] | Other reportable segment [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenues	₩ 1,422,313	1,818,578	1,284,320
Reportable segments [member] | Other reportable segment [member] | Intersegment [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenues		₩ 1,818,578	₩ 1,284,320